Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Goodwill

Goodwill at December 31, 2015 and 2014, and the changes in the balance for the years then ended are as follows:

	2015	2014
Balance, beginning of year	$482,905	484,401
Reduction in goodwill due to sale of minority interest (1)	—	(1,496)

Balance, end of year	$482,905	482,905

(1)	See further discussion regarding the sale of the minority interest in Footnote 17.